STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 009 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Investment Income from National Fuel Gas Company ESOP Fund	$ 900,431	$ 909,182
Interest and Dividend Income	143,355	163,489
Investment Income from Mutual Funds	3,468,101	3,138,396
Total Investment Income	4,511,887	4,211,067
Net Appreciation in Fair Value of Investments	20,888,105	14,566,216
Interest Income from Notes Receivable from Participants	153,652	125,307
Employer Contributions	4,940,289	3,997,661
Participant Contributions	6,091,162	5,124,905
Rollover Contributions	127,745	532,300
Participant Loan Administrative Fees	(7,195)	(6,935)
Dividend Payments to Participants	(19,728)	(22,773)
Benefit Payments to Participants or Beneficiaries	(19,958,275)	(11,331,456)
Increase in Net Assets Available for Benefits	16,727,642	17,196,292
Net assets available for benefits at beginning of year	132,874,671	116,649,800
Net Assets Transferred to National Fuel Tax-Deferred Savings Plan for Non-Union Employees	(392,897)	(971,421)
Net assets available for benefits at end of year	$ 149,209,416	$ 132,874,671